Corporate debt	6 Months Ended
Jun. 30, 2020
Corporate debt [Abstract]
Corporate debt
Note 14. - Corporate debt

The breakdown of the corporate debt as of June 30, 2020 and December 31, 2019 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Non-current	813,480	695,085
Current	23,493	28,706
Total Corporate Debt	836,973	723,791

The repayment schedule for the corporate debt as of June 30, 2020 is as follows:

	Remainder of 2020	Between January and June 2021	Between July and December 2021	2022	2023	2024	Subsequent years	Total
			($ in thousands)
2017 Credit Facility	5	-	10,207	-	-	-	-	10,212
New Revolving Credit Facility	497	-	15,353	156,417	-	-	-	172,267
Note Issuance Facility 2019	36	-	-	-	-	-	309,238	309,274
Commercial Paper	22,318	442	-	-	-	-	-	22,760
2020 Green Private Placement	195	-	-	-	-	-	322,265	322,460
Total	23,051	442	25,560	156,417	-	-	631,503	836,973

On February 10, 2017, the Company issued Senior Notes due 2022, 2023, 2024 (the “Note Issuance Facility 2017”), in an aggregate principal amount of €275,000 thousand. The Note Issuance Facility 2017 were fully repaid on April 2, 2020.

On July 20, 2017, the Company signed a credit facility (the “2017 Credit Facility”) for up to €10 million, approximately $11.2 million, which is available in euros or U.S. dollars and was fully drawn down in 2017. Amounts drawn down accrue interest at a rate per year equal to EURIBOR plus 2% or LIBOR plus 2%, depending on the currency. As of June 30, 2020, the Company had drawn down an amount of €9 million (€9 million as of December 31, 2019). The credit facility maturity is December 13, 2021.

On May 10, 2018, the Company entered into a $215 million revolving credit facility (the “New Revolving Credit Facility”) with Royal Bank of Canada, as administrative agent and Royal Bank of Canada and Canadian Imperial Bank of Commerce, as issuers of letters of credit. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, LIBOR plus a percentage determined by reference to the leverage ratio of the Company, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $70 million of the Revolving Credit Facility. During the year 2019, the amount of the Revolving Credit Facility increased from $215 million to $425 million and the maturity was extended to December 31, 2022 for $387.5 million, while the remaining $37.5 million matures on December 31, 2021. On June 30, 2020, the Company had drawn down a total amount of $174 million ($84 million as of December 31, 2019).

On April 30, 2019, the Company entered into a senior unsecured note facility with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of €268 million (the “Note Issuance Facility 2019”). The principal amount was issued on May 24, 2019. The Note Issuance Facility 2019 includes an upfront fee of 2% paid on drawdown and its maturity date is April 30, 2025. Interest accrue at a rate per annum equal to the sum of 3-month EURIBOR plus 4.50%. The interest rate on the Note Issuance Facility 2019 is fully hedged by an interest rate swap with effective date June 28, 2019 and maturity date June 30, 2022, resulting in the Company paying a net fixed interest rate of 4.24%. The Note Issuance Facility 2019 provides that the Company may capitalize interest on the notes issued thereunder for a period of up to two years from closing at the Company´s discretion, subject to certain conditions.

On October 8, 2019, the Company filed a euro commercial paper program (the “Commercial Paper”) with the Alternative Fixed Income Market (MARF) in Spain. The program allows Atlantica to issue short term notes over the next twelve months for up to €50 million, with such notes having a tenor of up to two years. As of June 30, 2020, the Company has issued €20.3 million under the program at an average cost of 0.76% (€25 million as of December 31, 2019).

On April 1, 2020, the Company closed the secured 2020 Green Private Placement for €290 million (approximately $320 million). The private placement accrues interest at an annual 1.96% interest, payable quarterly and has a June 2026 maturity. Net proceeds have been primarily used to fully repay the Note Issuance Facility 2017.